                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No.              811-05012
                                ------------------------------------------------

             CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
        ------------------------------------------------------------------------
             (Exact Name of Registrant as Specified in Charter)

             466 Lexington Avenue, New York, New York 10017-3140
        ------------------------------------------------------------------------
             (Address of Principal Executive Offices)    (Zip Code)

             Hal Liebes, Esq.
             Credit Suisse Asset Management Income Fund, Inc.
             466 Lexington Avenue
             New York, New York 10017-3147
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500
                                                   ------------------
Date of fiscal year end:  December 31, 2003
                        ----------------------------
Date of reporting period:  January 1, 2003 to June 30, 2003
                         -----------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

Credit Suisse Asset Management Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017

---------------------------------------------

OFFICERS AND DIRECTORS

Joseph D. Gallagher             Hal Liebes
DIRECTOR, CHAIRMAN OF THE       SENIOR VICE PRESIDENT
BOARD AND CHIEF EXECUTIVE       Michael A. Pignataro
OFFICER                         CHIEF FINANCIAL OFFICER,
Enrique R. Arzac                VICE PRESIDENT AND SECRETARY
DIRECTOR                        Maxine C. Evertz
Lawrence J. Fox                 ASSISTANT SECRETARY
DIRECTOR                        Robert M. Rizza
James S. Pasman, Jr.            VICE PRESIDENT AND TREASURER
DIRECTOR                        Rocco A. Del Guercio
William W. Priest, Jr.          ASSISTANT TREASURER
DIRECTOR
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT
OFFICER
Leland Crabbe
INVESTMENT OFFICER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Fleet National Bank
(c/o EquiServe)
P.O. Box 43010
Providence, Rhode Island 02940-3010
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

---------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                 June 30, 2003

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
SEMI-ANNUAL REPORT - JUNE 30, 2003

----------
Dear Shareholders:                                                 July 21, 2003

    We are writing to report on Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the fiscal half-year ended June 30, 2003 and to discuss our investment strategy.

    At June 30, 2003, the Fund's net asset value ("NAV") was $4.27, compared to an NAV of $3.91 at December 31, 2002. The Fund's total return for the period (based on NAV and assuming reinvestment of dividends of $0.23 per share) was 14.8%.

    At June 30, 2003, $170.5 million of the Fund's assets was invested in high yield debt securities; $25.4 million in emerging-market debt securities;
$5.3 million in investment-grade debt securities; $2.6 million in equity securities; and the balance of $1.9 million in cash equivalents. Of the debt securities, the largest concentration (67.2%) was invested in issues rated B through BBB.

THE MARKET: ONWARD AND UPWARD

    The U.S. high yield and emerging debt markets enjoyed a buoyant first half of 2003, with each market perpetuating a rally that had started in 2002. Both significantly outperformed investment-grade securities in the process. As measured by the Citigroup High-Yield Market Index (CHYMI)*, the broad U.S. high yield market rose 19.8%. Aggregate emerging debt markets (in the form of J.P. Morgan's Emerging Markets Bond Index Global**) gained 17.3%.

    HIGH YIELD. Perhaps the biggest driver of high yield's gains was the historically low level of nominal short-term interest rates, which were at 1.25% in most of the period and were cut to 1.00% (the lowest such level since 1958) on June 25.

    Low rates--and the generalized sense that they were unlikely to rise--helped to push high yield prices higher in two ways, in our opinion. First, they provided a favorable backdrop for fixed income instruments as a whole. Second, they compelled yield-hungry investors to withdraw significant sums from low-yielding money market funds and place substantial funds into high yield mutual funds, which acted aggressively to put the cash to work.

    Perceptions about conflict with Iraq, which wreaked havoc on equity markets in the early part of 2003, did not seem to have much impact on high yield. Even as stocks experienced heavy volatility as war-related anxieties ebbed and flowed, for example, high yield's attractive yields made it seem a more compelling alternative. Expectations that the war's resolution would be favorable, moreover, prompted optimism that sluggish U.S. economic growth would rebound, which augured well for the creditworthiness of corporate bond issuers generally.

    A variety of other factors also provided encouragement to the high yield market. These notably included:

    - Valuations were still considered attractive compared to historical averages even after the market had rallied for several months.

    - Key measures of creditworthiness (I.E., declines in the high yield default rate and the ratio of high yield ratings upgrades to downgrades) indicated that credit quality continued to improve.

    - The bonds of "fallen angels" (I.E., investment-grade companies whose debt had been downgraded to high yield status), which had been savaged during much of 2002, enjoyed vigorous buying as investors appeared to conclude that their battered valuations had become unreasonably low.

    - During the second quarter, year-to-date new issuance surpassed the level issued in all of 2002. This underscored the market's receptiveness to efforts by high yield issuers to reinforce their balance sheets.

    EMERGING MARKETS. To a meaningful extent, strength in emerging market debt ("EMD") reflected influences similar to those that boosted high yield. These were attraction to higher-yielding instruments, as well as healthy inflows into mutual funds that gained momentum after EMD had enjoyed a sustained period of strong monthly returns.

    In our view, two other factors proved most beneficial for activity in the EMD universe. One was an increasingly prevalent feeling of confidence about the economic and political condition of Brazil, whose capitalization accounts for a large percentage of leading EMD market indices. The second, which helped frame the picture for market activity in much of May and June, was the U.S. Treasury market. Especially in June, perceptions about U.S. monetary policy were such that trading patterns in emerging debt appeared to mirror directional movement in U.S. Treasury bonds.

PERFORMANCE: DAMPENED BY POSITIONING IN HIGH YIELD AND EMD

    The Fund generated a solidly positive return during the fiscal half-year. Results in its high yield portion were best in industries like cable television, wireless telecommunications and competitive local-exchange telecom providers, each of which handily outperformed broad indices like the CHYMI.

    What ended up working against us in high yield, though, was our decision to maintain below-market exposure to several sectors whose poor fundamentals had prompted harsh selling in most of 2002 (notably utilities, energy trading companies, diversified telecom and technology). Unfortunately for the Fund, momentum-fuelled buying kept pushing bond prices in these beaten-down sectors higher, a pattern that was exacerbated by the persistent strength of cash inflows into high yield funds.

    The dominant contributor to our EMD performance was our below-market weighting in Brazil, whose securities excelled in the half-year period. Our low degree of confidence in the Brazilian government's ability to overcome the nation's huge economic and financial difficulties was not widely shared. We fared better with our ongoing above-market weighting in Russia and willingness to invest opportunistically in the Turkish and Venezuelan markets.

OUTLOOK: STILL POSITIVE ON HIGH YIELD, CAUTIOUS ON EMD

    HIGH YIELD. Our outlook for the high yield market is still positive. We see the economic environment as reasonably supportive; we expect fund inflows to stay fairly strong; and we believe that the default rate will remain in a downward trend. Valuations still offer upside potential, moreover, as yield spreads for high yield versus comparable-maturity Treasury debt seem wide enough to us to offer further potential price appreciation (albeit less than previously, given the market's long rally.)

    Looking at the market from a sectoral perspective, we see mixed prospects for different industries. Our analysis leads us toward sectors and companies with a primarily domestic focus, and our sector allocations reflect our ongoing preference to not take an overly aggressive stance. The industries we like all have fairly stable growth characteristics that should help them hold up well in case the economy doesn't, which means their bond prices should be somewhat less volatile than the high yield market as a whole.

    Relative to broad market indices like the CHYMI, we are overweighting gaming (although we have modestly reduced the extent of our overweight in this sector), energy, food/ beverage/bottling, health care, wireless telecom and selected industrials. We are underweighting utilities, energy traders and diversified telecom providers, and avoiding airlines and financial names.

    EMERGING MARKETS. Our view on the near-term prospects for emerging debt markets remains one of caution. Valuations, in our opinion, exceed levels that we believe are reasonably reflective of underlying fundamentals. We therefore would not be surprised to see some degree of correction in EMD, particularly since prices and valuations have risen with little interruption since late last year.

    Compared to broad EMD indices, our largest country overweights are in Russia, Ukraine, Mexico and Venezuela. Our largest country underweights are in Brazil and Turkey. Regional allocations (I.E., to Eastern/Central Europe, Asia and Latin America) are now essentially index-neutral, due to a combination of our country-specific positioning and bigger-picture analysis.

    We appreciate your investment in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management, LLC at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

    Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER ***

/s/ Joseph D. Gallagher

Joseph D. Gallagher
DIRECTOR, CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER ****

    HIGH YIELD BONDS ARE LOWER-QUALITY INSTRUMENTS ALSO KNOWN AS "JUNK" BONDS. SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. THE FUND MAY INCLUDE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT INVEST IN LARGER, MORE-DEVELOPED MARKETS.

    IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

    The information presented is for informational purposes only. This report is not a recommendation to buy or sell or a solicitation of an offer to buy or sell any securities or adopt any investment strategy. Readers are advised not to infer or assume that any securities, companies, sectors or markets described will be profitable. All opinions and views constitute judgments as of the date of writing, and are subject to change at any time without notice.

    *The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Its name was changed from the Salomon Smith Barney High-Yield Market Index effective April 7, 2003. Investors cannot invest directly in an index.

    **The J.P. Morgan Emerging Markets Bond Index Global is a comprehensive index of emerging market debt securities. Launched in August 1999, it tracks the total returns of U.S. dollar-denominated debt instruments for 27 emerging market countries. Investors cannot invest directly in an index.

    ***Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse High Yield Bond Fund (NYSE: DHY).

    ****Joseph D. Gallagher, Managing Director, is Chief Executive Officer of CSAM Americas and the firm's global Chief Financial Officer. He has served as the Fund's Chief Executive Officer since March 1, 2003. Prior to assuming his current role at CSAM in 2003, he was the Firm's global CFO and Chief Executive Officer, Europe. Mr. Gallagher joined Credit Suisse Group in 1985 as an investment banker with Credit Suisse First Boston, where he worked for 14 years in New York, Singapore and Hong Kong in financial services and mergers and acquisitions. He is also Director and/or Chairman of other investment companies advised by CSAM.

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 6/30/03)
-----------------------------------------------------------------------------------

 1.  Russian Federation Series REGS, Unsubordinated 8.25%,
       3/31/10...................................................               1.4%
 2.  Nextel Communications, Inc. Sr. Discount Notes 9.95%,
       2/15/08...................................................               1.3%
 3.  Westfed Holdings Sr. Debentures 15.50%, 9/15/99.............               1.3%
 4.  Russian Federation Series REGS, Unsubordinated 5.00%,
       3/31/30...................................................               1.1%
 5.  Pemex Project Funding Master Trust Series REGS, Gtd. 7.75%,
       8/2/07....................................................               1.1%
 6.  Federal Republic of Brazil Series 30yr, Collateralized
       2.125%, 4/15/24...........................................               1.1%
 7.  Hard Rock Hotel, Inc. Notes 8.875%, 6/1/13..................               1.0%
 8.  Ukraine Government Sr. Notes 11.00%, 3/15/07................               0.8%
 9.  Ainsworth Lumber Co. Ltd. Yankee Sr. Secured Notes 12.50%,
       7/15/07...................................................               0.7%
10.  United Mexican States Bonds 8.25%, 2/24/09..................               0.6%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 6/30/03)
------------------------------------------------------------------------------

A/A.........................................................               0.6%
BBB/Baa.....................................................               3.8
BB/Ba.......................................................              17.9
B/B.........................................................              45.5
CCC/Caa.....................................................              19.9
CC/Ca.......................................................               3.0
C/C.........................................................               0.3
NR..........................................................               6.8
                                                              ----------------
  Subtotal..................................................              97.8
Time Deposit................................................               0.9
Equities and Other..........................................               1.3
                                                              ----------------
  Total.....................................................             100.0%
                                                              ================

SCHEDULE OF INVESTMENTS (UNAUDITED)

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
DOMESTIC SECURITIES (83.8%)
---------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (82.6%)
---------------------------------------------------------------------------------------
-----------------
AEROSPACE (0.2%)
         (1)  Condor Systems, Inc.
               Series B, Gtd.
               11.875%, 5/1/09                       N/R   $        900   $    243,000
              Sequa Corp.
               Sr. Notes
               9.00%, 8/1/09                          B1            250        266,250
                                                                          ------------
              GROUP TOTAL                                                      509,250
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
AIRLINES (0.3%)
              American Airlines, Inc.
               Series 01-2,
               Pass thru Certs
               7.80%, 10/1/06                         B1            550        380,682
              Continental Airlines, Inc.
               Series 991C,
               Pass thru Certs
               6.954%, 8/2/09                         B2            208        155,785
                                                                          ------------
              GROUP TOTAL                                                      536,467
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (1.9%)
      (1)(2)  Aetna Industries, Inc.
               Sr. Notes
               11.875%, 10/1/06                      N/R              1             34
              Cambridge Industries, Inc.
               Sr. Sub. Notes
               10.25%, 7/15/07                       N/R            775          3,873
              Collins & Aikman
               Products Corp.
               Gtd.
               11.50%, 4/15/06                        B2          1,250        987,500
              Delco Remy
               International, Inc.
               Gtd.
               10.625%, 8/1/06                        B3            950        726,750
              Holley Performance
               Products, Inc.
               Series B, Gtd.
               12.25%, 9/15/07                      Caa3            750        219,375
              Metaldyne Corp.
               Gtd.
               11.00%, 6/15/12                      Caa1            800        668,000
              Motor Coach Industries
               International, Inc.
               Gtd.
               11.25%, 5/1/09                       Caa1          1,121        565,852
              Stanadyne Automotive
               Series B, Gtd.
               10.25%, 12/15/07                     Caa1            700        570,500
         (3)  Tenneco Automotive, Inc.
               Secured
               10.25%, 7/15/13                        B2            250        254,375
                                                                          ------------
              GROUP TOTAL                                                    3,996,259
                                                                          ------------
---------------------------------------------------------------------------------------

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
BANKING (0.3%)
              Sovereign Bancorp, Inc.
               Sr. Notes
               10.50%, 11/15/06                      Ba1   $        500   $    601,199
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
BROADBAND (0.7%)
              COLT Telecom Group plc
               Yankee Units
               12.00%, 12/15/06                       B3            400        400,000
              Level 3 Communications, Inc.:
         (4)   Sr. Discount Notes
               0.00%, 12/1/08                       Caa3            650        563,875
               Sr. Notes
               9.125%, 5/1/08                       Caa3            501        450,900
                                                                          ------------
              GROUP TOTAL                                                    1,414,775
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
BROADCAST/OUTDOOR (1.4%)
              Alliance Atlantis
               Communications, Inc.
               Yankee Sr. Sub. Notes
               13.00%, 12/15/09                       B1            500        572,500
              Corus Entertainment, Inc.
               Global
               Sr. Sub. Notes
               8.75%, 3/1/12                          B1            150        162,000
              Interep National Radio
               Sales, Inc.
               Series B, Gtd.
               10.00%, 7/1/08                       Caa2            250        213,750
         (4)  Paxson Communications Corp.
               Gtd.
               0.00%, 1/15/09                       Caa1            600        504,000
              Sinclair Broadcast
               Group, Inc.
               Gtd.
               8.75%, 12/15/11                        B2            500        551,250
              Susquehanna Media Co.
               Sr. Sub. Notes
               8.50%, 5/15/09                         B1            150        159,000
              Young Broadcasting, Inc.
               Series B, Gtd.
               8.75%, 6/15/07                       Caa1            894        911,880
                                                                          ------------
              GROUP TOTAL                                                    3,074,380
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
BUILDING PRODUCTS (1.4%)
              Atrium Companies, Inc.
               Series B, Gtd.
               10.50%, 5/1/09                         B3            500        537,500
              Building Materials Corp.
               Series B, Sr. Notes
               8.625%, 12/15/06                       B2            900        882,000
              Dayton Superior Corp.:
               Gtd.
               13.00%, 6/15/09                      Caa2          1,140        974,700
         (3)   Secured
               10.75%, 9/15/08                        B3            250        248,750

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
         (3)  Texas Industries, Inc.
               Sr. Notes
               10.25%, 6/15/11                        B1   $        250   $    262,500
                                                                          ------------
              GROUP TOTAL                                                    2,905,450
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CABLE (7.5%)
         (1)  Adelphia Communications Corp.
               Series B, Sr. Notes
               8.375%, 2/1/08                        N/R            800        500,000
         (1)  Australis Holdings Pty.
               Ltd.
               Yankee Sr. Discount Notes
               15.00%, 11/1/02                       N/R          4,600        414,000
         (1)  Australis Media Ltd.
               Yankee Sr. Discount Notes
               15.75%, 5/15/03                       N/R            229             23
              CSC Holdings, Inc.:
               Series B, Sr. Notes
               7.625%, 4/1/11                         B1            200        203,000
               Series B,
               Sr. Sub. Debentures
               8.125%, 8/15/09                        B1            150        156,000
               Sr. Sub. Debentures
               9.875%, 2/15/13                        B2          1,100      1,155,000
              Century Communications Corp.:
         (4)   Series B, Sr. Discount Notes
               0.00%, 1/15/08                        N/R            500        202,500
         (4)   Sr. Discount Notes
               0.00%, 3/15/03                        N/R            500        297,500
               Sr. Notes
               8.75%, 10/1/07                        N/R            450        292,500
              Charter Communications
               Holdings LLC:
         (4)   Sr. Discount Notes
               0.00%, 4/1/11                          Ca          1,200        795,000
               Sr. Notes
               8.625%, 4/1/09                         Ca            750        543,750
               10.25%, 1/15/10                        Ca          1,050        798,000
              Coaxial Communications, Inc.
               Gtd.
               10.00%, 8/15/06                        B3          1,250      1,295,312
         (4)  Coaxial LLC/Coaxial Finance
               Gtd.
               0.00%, 8/15/08                       Caa1            377        375,115
              Comcast UK Cable
               Partners Ltd.
               Yankee Debentures
               11.20%, 11/15/07                     Caa2            500        490,625
         (1)  DIVA Systems Corp.
               Series B, Sr. Discount Notes
               12.625%, 3/1/08                       N/R          3,895        238,569
         (3)  DirecTV Holdings/Finance Sr.
               Notes
               8.375%, 3/15/13                        B1            150        168,000
         (1)  Frontiervision LP/Capital
               Series B, Sr. Discount Notes
               11.875%, 9/15/07                      N/R            500        402,500

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Insight Midwest/Insight
               Capital:
               Sr. Notes
               9.75%, 10/1/09                         B2   $        900   $    956,250
               10.50%, 11/1/10                        B1            500        551,250
         (1)  James Cable Partners L.P.
               Series B, Sr. Notes
               10.75%, 8/15/04                        Ca          1,800        927,000
              Jones Intercable, Inc.
               Sr. Notes
               7.625%, 4/15/08                      Baa3            750        872,729
              Mediacom LLC/Capital Corp.:
               Series B, Sr. Notes
               8.50%, 4/15/08                         B2            371        376,565
               Sr. Notes
               7.875%, 2/15/11                        B2            850        850,000
              Northland Cable
               Television, Inc.
               Gtd.
               10.25%, 11/15/07                     Caa1            800        782,000
         (1)  Olympus Communications, L.P./
               Olympus Capital Corp.
               Series B, Sr. Notes
               10.625%, 11/15/06                     N/R          1,150      1,098,250
              Renaissance Media
               Group LLC
               Gtd.
               10.00%, 4/15/08                      Caa1            953        945,852
              Rogers Cablesystems, Inc.
               Series B,
               Yankee Sr. Notes
               10.00%, 3/15/05                       Ba2            250        272,500
                                                                          ------------
              GROUP TOTAL                                                   15,959,790
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CAPITAL GOODS (1.3%)
              Amtrol, Inc.
               Sr. Sub. Notes
               10.625%, 12/31/06                    Caa3            600        339,750
              Jordan Industries, Inc.
               Series B, Sr. Notes
               10.375%, 8/1/07                      Caa3          1,422        632,790
              Motors & Gears, Inc.
               Series D, Sr. Notes
               10.75%, 11/15/06                     Caa1          1,150      1,012,000
              Park-Ohio Industries, Inc.
               Sr. Sub. Notes
               9.25%, 12/1/07                       Caa1            500        427,500
              SPX Corp.
               Sr. Notes
               6.25%, 6/15/11                        Ba3            350        358,750
                                                                          ------------
              GROUP TOTAL                                                    2,770,790
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CHEMICALS (3.2%)
              Acetex Corp.
               Global Sr. Notes
               10.875%, 8/1/09                        B2            500        558,125
              Applied Extrusion
               Technologies, Inc.
               Series B, Gtd.
               10.75%, 7/1/11                       Caa1            300        222,000

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Avecia Group plc
               Global Gtd.
               11.00%, 7/1/09                       Caa1   $        700   $    637,000
         (3)  Equistar Chemical L.P./
               Equistar Funding Corp.
               Sr. Notes
               10.625%, 5/1/11                        B1            500        515,000
              Ferro Corp.
               Sr. Notes
               9.125%, 1/1/09                       Baa3            250        293,997
      (3)(4)  HMP Equity Holdings Corp.
               Units
               0.00%, 5/15/08                        N/R            250        127,500
         (4)  Huntsman International
               Holdings LLC
               Sr. Discount Notes
               0.00%, 12/31/09                      Caa2            250         98,750
              ISP Chemco, Inc.
               Series B, Gtd.
               10.25%, 7/1/11                         B2            250        283,750
              Lyondell Chemical Co.:
         (3)  Secured
               10.50%, 6/1/13                        Ba3          1,000      1,005,000
               Series B, Secured Notes
               9.875%, 5/1/07                        Ba3            750        738,750
              Millennium America, Inc.
               Gtd.
               9.25%, 6/15/08                        Ba1            500        540,000
              Mississippi Chemical Corp.
               Bonds
               7.25%, 11/15/17                         C            500         42,500
         (3)  Radnor Holdings Corp.
               Sr. Notes
               11.00%, 3/15/10                        B2            250        258,125
              Resolution Performance
               Products LLC
               Sr. Sub. Notes
               13.50%, 11/15/10                     Caa1            500        502,500
         (3)  Terra Capital, Inc.
               Secured
               11.50%, 6/1/10                       Caa1            550        508,750
         (3)  United Industries Corp.
               Sr. Sub. Notes
               9.875%, 4/1/09                         B3            400        424,000
                                                                          ------------
              GROUP TOTAL                                                    6,755,747
                                                                          ------------
---------------------------------------------------------------------------------------
COMPETITIVE LOCAL EXCHANGE CARRIER (1.3%)
         (3)  Millicom International
               Cellular
               Sr. Notes
               11.00%, 6/1/06                        N/R            180        179,100
              Madison River Capital/
               Madison River Finance
               Sr. Notes
               13.25%, 3/1/10                       Caa2            871        857,442
              Qwest Corp.
               Notes
               6.625%, 9/15/05                       Ba3            500        511,250
              RCN Corp.:
               Series B, Sr. Discount Notes
               9.80%, 2/15/08                         Ca            736        283,360

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
               Sr. Notes
               10.00%, 10/15/07                       Ca            400        162,000
              Time Warner Telecom, LLC
               Sr. Notes
               9.75%, 7/15/08                         B3   $        850   $    824,500
                                                                          ------------
              GROUP TOTAL                                                    2,817,652
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS/TOBACCO (3.4%)
              Buhrmann U.S., Inc.
               Gtd.
               12.25%, 11/1/09                        B3            500        540,000
         (3)  DIMON, Inc.
               Sr. Notes
               7.75%, 6/1/13                         Ba3            500        516,250
         (1)  Diamond Brands
               Operating Corp.
               Gtd.
               10.125%, 4/15/08                      N/R          2,000        100,000
              General Binding Corp.
               Gtd. Sr. Sub. Notes
               9.375%, 6/1/08                       Caa1            700        675,500
              Hockey Co./Sport Maska, Inc.
               Global Units
               11.25%, 4/15/09                        B2            300        331,500
              Holmes Products, Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               9.875%, 11/15/07                     Caa2          1,000        897,500
              PCA LLC/PCA Finance Corp.
               Sr. Notes
               11.875%, 8/1/09                        B3            650        711,750
              Packaged Ice, Inc.
               Series B, Gtd.
               Sr. Sub. Notes
               9.75%, 2/1/05                         N/R            500        507,500
              Revlon Consumer
               Products Corp.
               Gtd.
               12.00%, 12/1/05                      Caa1            675        659,812
              Samsonite Corp.
               Sr. Sub. Notes
               10.75%, 6/15/08                      Caa2            400        411,000
              Scotts Co.
               Gtd.
               8.625%, 1/15/09                       Ba3            600        645,000
              Sealy Mattress Co.
               Series B, Sr. Sub. Notes
               9.875%, 12/15/07                       B3            500        500,000
              Werner Holdings Co., Inc.
               Series A, Gtd.
               10.00%, 11/15/07                       B2            750        768,750
                                                                          ------------
              GROUP TOTAL                                                    7,264,562
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CONTAINERS (2.0%)
              AEP Industries, Inc.
               Sr. Sub. Notes
               9.875%, 11/15/07                       B3            650        601,250
              Berry Plastics Corp.
               Gtd.
               10.75%, 7/15/12                        B3            600        663,000

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Crown Cork & Seal Finance Plc
               Yankee Gtd.
               7.00%, 12/15/06                        B3   $        300   $    288,000
         (3)  Crown Euro Holdings SA Secured
               9.50%, 3/1/11                          B1            895        971,075
              Pliant Corp.
               Gtd.
               13.00%, 6/1/10                       Caa1            900        850,500
              Owens-Illinois, Inc.
               Sr. Notes
               8.10%, 5/15/07                         B3            950        978,500
                                                                          ------------
              GROUP TOTAL                                                    4,352,325
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
DIVERSIFIED TELECOMMUNICATIONS (0.5%)
              Avaya, Inc.
               Secured
               11.125%, 4/1/09                        B2            250        275,000
              Primus Telecommunications
               Group, Inc.:
               Series B, Sr. Notes
               9.875%, 5/15/08                      Caa3            500        447,500
               Sr. Notes
               11.25%, 1/15/09                      Caa3            250        232,500
                                                                          ------------
              GROUP TOTAL                                                      955,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
ELECTRIC UTILITIES (0.2%)
              Sierra Pacific Resources
               Notes
               8.75%, 5/15/05                         B2            500        521,250
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
ENERGY/OTHER (2.2%)
              Chesapeake Energy Corp.
               Gtd.
               8.125%, 4/1/11                        Ba3          1,000      1,082,500
              Clark R&M, Inc.
               Sr. Notes
               8.625%, 8/15/08                       Ba3            350        358,750
              Frontier Oil Corp.:
               Series A, Sr. Notes
               9.125%, 2/15/06                        B2            200        206,500
               Sr. Notes
               11.75%, 11/15/09                       B2          1,050      1,160,250
              Giant Industries, Inc.
               Gtd.
               11.00%, 5/15/12                        B3            100         97,000
              Gulfterra Energy Partner
               Gtd.
               10.625%, 12/1/12                       B1            150        174,000
              Trico Marine Services, Inc.
               Gtd.
               8.875%, 5/15/12                        B2            500        432,500
              Williams Cos., Inc.:
               Notes
               9.25%, 3/15/04                         B3            400        412,000
               6.50%, 8/1/06                          B3            750        735,000
                                                                          ------------
              GROUP TOTAL                                                    4,658,500
                                                                          ------------
---------------------------------------------------------------------------------------

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES (0.2%)
              Allied Waste
               North America, Inc.
               Series B, Gtd.
               7.875%, 1/1/09                        Ba3   $        490   $    515,112
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
FINANCE (1.3%)
              Westfed Holdings:
         (1)   Sr. Debentures
               15.50%, 9/15/99                       N/R          2,000      2,700,000
         (2)   Loan Obligation
               25.00%, 8/22/09                       N/R             80         80,000
                                                                          ------------
              GROUP TOTAL                                                    2,780,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (2.2%)
              Agrilink Foods, Inc.
               Gtd.
               11.875%, 11/1/08                       B3            500        541,250
              Archibald Candy Corp.
               Gtd.
               10.00%, 11/1/07                       N/R            434        130,073
              Aurora Foods, Inc.
               Series B, Sr. Sub. Notes
               9.875%, 2/15/07                        Ca          1,250        450,000
              B&G Foods, Inc.
               Series D, Gtd.
               9.625%, 8/1/07                         B3            800        828,000
              Eagle Family Foods
               Series B, Gtd.
               Sr. Notes
               8.75%, 1/15/08                       Caa2            471        322,292
              Fleming Companies, Inc.:
               Gtd.
         (1)  9.25%, 6/15/10                        Caa3            640         99,200
               9.875%, 5/1/12                          C            900          5,625
              Land O'Lakes, Inc.
               Sr. Notes
               8.75%, 11/15/11                        B2            800        644,000
              National Wine & Spirits, Inc.
               Gtd.
               10.125%, 1/15/09                       B2            220        196,900
              Premier International
               Foods Plc
               Yankee Sr. Notes
               12.00%, 9/1/09                         B3          1,100      1,237,500
              Roundy's, Inc.
               Series B, Gtd.
               8.875%, 6/15/12                        B2            200        210,000
                                                                          ------------
              GROUP TOTAL                                                    4,664,840
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
GAMING (8.6%)
              Ameristar Casinos, Inc.
               Gtd.
               10.75%, 2/15/09                        B3          1,050      1,195,687
              Argosy Gaming Co.:
               Gtd.
               10.75%, 6/1/09                         B2            250        275,000
               Sr. Sub. Notes
               9.00%, 9/1/11                          B2            500        542,500

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Aztar Corp.
               Sr. Sub. Notes
               8.875%, 5/15/07                       Ba3   $        750   $    786,562
              Boyd Gaming Corp.
               Gtd.
               9.25%, 8/1/09                         Ba3            600        669,000
         (3)  Chukchansi Economic
               Development Authority
               Sr. Notes
               14.50%, 6/15/09                       N/R            900        996,750
              Circus & Eldorad/Silver
               Legacy Capital Corp.
               First Mortgage Notes
               10.125%, 3/1/12                        B1            500        493,750
              Coast Hotels & Casinos, Inc.
               Gtd.
               9.50%, 4/1/09                          B2            700        752,500
         (3)  Hard Rock Hotel, Inc.
               Notes
               8.875%, 6/1/13                         B3          2,000      2,100,000
              Horseshoe Gaming Holdings
               Corp.
               Series B, Gtd.
               8.625%, 5/15/09                        B2          1,000      1,065,000
              Isle of Capri Casinos, Inc.
               Gtd.
               8.75%, 4/15/09                         B2            650        695,500
              MGM Mirage, Inc.
               Gtd.
               9.75%, 6/1/07                         Ba2            200        228,000
              Majestic Investor Holdings/
               Majestic Investor Capital
               Corp.
               Gtd.
               11.653%, 11/30/07                      B2          1,047      1,056,161
              Majestic Star Casino, LLC/
               Majestic Star Casino Cap
               Series B, Gtd.
               10.875%, 7/1/06                        B2            500        525,625
              Mikohn Gaming Corp.
               Series B, Gtd.
               11.875%, 8/15/08                       B3            900        893,250
              Mohegan Tribal Gaming
               Authority
               Sr. Notes
               8.125%, 1/1/06                        Ba2            950      1,035,500
         (3)  Old Evangeline Downs LLC Gtd.
               13.00%, 3/1/10                        N/R            500        512,500
              Park Place Entertainment
               Corp.:
               Sr. Sub. Notes
               7.875%, 12/15/05                      Ba2            250        267,187
               9.375%, 2/15/07                       Ba2            500        555,000
              Penn National
               Gaming, Inc.
               Series B, Gtd.
               11.125%, 3/1/08                        B3            850        945,625
              Riviera Holdings Corp.
               Gtd.
               11.00%, 6/15/10                        B2            700        672,000
              Six Flags, Inc.
               Sr. Notes
               9.75%, 6/15/07                         B2            150        149,250

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Venetian Casino Resort LLC
               Gtd.
               11.00%, 6/15/10                        B3   $        180   $    203,850
         (3)  Waterford Gaming LLC
               Sr. Notes
               8.625%, 9/15/12                        B1            250        263,750
         (1)  Windsor Woodmont
               Black Hawk
               Series B,
               First Mortgage Notes
               13.00%, 3/15/05                       N/R          1,450        951,563
              Wynn Las Vegas LLC/Wynn
               Las Vegas Capital Corp.
               Second Mortgage
               12.00%, 11/1/10                        B3            450        499,500
                                                                          ------------
              GROUP TOTAL                                                   18,331,010
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
GAS PIPELINES (0.8%)
              El Paso CGP Co.:
               Notes
               6.375%, 2/1/09                       Caa1            250        220,000
               7.75%, 6/15/10                       Caa1            250        234,375
              El Paso Corp.
               Sr. Notes
               7.00%, 5/15/11                       Caa1            500        457,500
         (3)  El Paso Production
               Holding Co.
               Gtd.
               7.75%, 6/1/13                          B2            700        701,750
                                                                          ------------
              GROUP TOTAL                                                    1,613,625
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
HEALTHCARE FACILITIES/SUPPLIES (1.7%)
              Alaris Medical Systems, Inc.
               Gtd.
               9.75%, 12/1/06                       Caa1            550        572,000
              Beverly Enterprises, Inc.
               Sr. Notes
               9.625%, 4/15/09                        B1            485        468,025
              Extendicare Health
               Services, Inc.
               Gtd.
               9.35%, 12/15/07                        B3            710        679,825
              Fisher Scientific
               International, Inc.
               Sr. Sub. Notes
               8.125%, 5/1/12                         B2            300        322,500
              Healthsouth Corp.
               Notes
               7.625%, 6/1/12                       Caa2            400        312,000
         (3)  IASIS Healthcare Corp.
               Sr. Sub. Notes
               8.50%, 10/15/09                        B3            250        253,750
         (1)  Magellan Health
               Services, Inc.
               Sr. Sub. Notes
               9.00%, 2/15/08                          C            600        261,000
              Medquest, Inc.
               Series B, Gtd.
               11.875%, 8/15/12                       B3            600        627,000

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Triad Hospitals Holdings
               Series B, Gtd.
               11.00%, 5/15/09                        B2   $        200   $    221,500
                                                                          ------------
              GROUP TOTAL                                                    3,717,600
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
HOME BUILDERS (0.8%)
              Tech Olympic USA, Inc.
               Gtd.
               9.00%, 7/1/10                         Ba3            500        542,500
              Toll Corp.
               Sr. Sub. Notes
               8.25%, 12/1/11                        Ba2            350        393,750
              WCI Communities, Inc.
               Gtd.
               10.625%, 2/15/11                      Ba3            650        721,500
                                                                          ------------
              GROUP TOTAL                                                    1,657,750
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
INDUSTRIAL/OTHER (1.0%)
              Day International Group, Inc.
               Series B, Sr. Notes
               11.125%, 6/1/05                        B2            400        406,000
              GSI Group, Inc.
               Gtd.
               10.25%, 11/1/07                      Caa1            518        380,363
              International Utility
               Structures, Inc.:
               Sub. Notes
               13.00%, 2/1/08                        N/R            924         46,200
               Yankee Sr. Sub. Notes
               10.75%, 2/1/08                        N/R            800        466,000
              Wolverine Tube, Inc.
               Gtd.
               10.50%, 4/1/09                         B1            800        864,000
                                                                          ------------
              GROUP TOTAL                                                    2,162,563
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
LEISURE (3.0%)
              AMC Entertainment, Inc.:
               Sr. Sub. Notes
               9.50%, 3/15/09                       Caa2            250        256,875
               9.875%, 2/1/12                       Caa2            800        864,000
              Scientific Games Corp.
               Series B, Gtd.
               12.50%, 8/15/10                        B2            691        798,105
              Bluegreen Corp.
               Series B, Gtd.
               10.50%, 4/1/08                         B3          1,000      1,010,000
              Booth Creek Ski
               Holdings, Inc.
               Series B, Gtd.
               12.50%, 3/15/07                      Caa1          1,147      1,144,133
         (3)  Cinemark USA, Inc.
               Sr. Sub. Notes
               9.00%, 2/1/13                          B3            250        272,500
              Imax Corp.
               Yankee Sr. Notes
               7.875%, 12/1/05                      Caa2            750        746,250
              Intrawest Corp.:
               Gtd.
               10.50%, 2/1/10                         B1            250        270,000
               Yankee Sr. Notes
               9.75%, 8/15/08                         B1            650        681,688

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
         (3)  Six Flags, Inc.
               Sr. Notes
               9.75%, 4/15/13                         B2   $        300   $    298,500
                                                                          ------------
              GROUP TOTAL                                                    6,342,051
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
LODGING (1.0%)
              CapStar Hotel Co.
               Sr. Sub. Notes
               8.75%, 8/15/07                       Caa1            250        227,500
              Felcor Lodging LP
               Gtd.
               8.50%, 6/1/11                          B1            425        430,313
              HMH Properties, Inc.
               Series B, Gtd.
               7.875%, 8/1/08                        Ba3            500        510,000
              Host Marriot LP
               Series I, Gtd.
               9.50%, 1/15/07                        Ba3            600        648,000
              John Q. Hammons Hotel LP
               Series B,
               First Mortgage Notes
               8.875%, 5/15/12                        B2            300        316,500
                                                                          ------------
              GROUP TOTAL                                                    2,132,313
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
METALS & MINING (1.0%)
              AK Steel Corp.
               Gtd.
               7.875%, 2/15/09                        B1            250        213,750
              Earle M. Jorgensen Co.
               Secured
               9.75%, 6/1/12                          B2            500        532,500
         (3)  Gerdau Ameristeel Corp.
               Sr. Notes
               10.375%, 7/15/11                       B2            250        245,625
              Metallurg, Inc.
               Series B, Gtd.
               11.00%, 12/1/07                      Caa2          1,171        637,923
              Oregon Steel Mills, Inc.
               Gtd.
               10.00%, 7/15/09                        B1            305        276,025
      (1)(3)  Ormet Corp.
               Gtd.
               11.00%, 8/15/08                       N/R            750        258,750
                                                                          ------------
              GROUP TOTAL                                                    2,164,573
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
OIL EQUIPMENT (1.0%)
              Key Energy Services, Inc.
               Series B, Gtd.
               Sr. Sub. Notes
               14.00%, 1/15/09                       Ba3          1,024      1,152,000
              Parker Drilling Co.
               Series B, Gtd.
               10.125%, 11/15/09                      B1            900        976,500
                                                                          ------------
              GROUP TOTAL                                                    2,128,500
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (4.2%)
              Ainsworth Lumber Co. Ltd.
               Yankee Sr. Secured Notes
               12.50%, 7/15/07                        B3          1,250      1,418,750

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Appleton Papers, Inc.
               Series B, Gtd.
               12.50%, 12/15/08                       B3   $        700   $    787,500
              Caraustar Industries, Inc.
               Gtd.
               9.875%, 4/1/11                        Ba2            500        535,000
         (1)  Doman Industries Ltd.
               Yankee Gtd.
               12.00%, 7/1/04                       Caa2            300        309,000
              Fonda Group, Inc.
               Series B, Sr. Sub. Notes
               9.50%, 3/1/07                        Caa2          1,000        565,000
              Four M Corp.
               Series B, Sr. Notes
               12.00%, 6/1/06                         B3            900        909,000
         (3)  Georgia-Pacific Corp.
               Sr. Notes
               9.375%, 2/1/13                        Ba2          1,000      1,107,500
              JSG Funding plc
               Global Sr. Notes
               9.625%, 10/1/12                        B2            500        555,000
              Riverwood International Corp.
               Gtd.
               10.875%, 4/1/08                      Caa1          1,050      1,081,500
              Stone Container Corp.
               Sr. Notes
               8.375%, 7/1/12                         B2            600        646,500
         (3)  Stone Container Finance Co.
               Yankee Gtd. Sr. Notes
               11.50%, 8/15/06                        B2            780        836,550
              Tembec Industries, Inc.
               Yankee Gtd.
               8.625%, 6/30/09                       Ba1            250        248,125
                                                                          ------------
              GROUP TOTAL                                                    8,999,425
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
PUBLISHING (1.3%)
         (3)  Hollinger, Inc.
               Secured
               11.875%, 3/1/11                        B3            500        557,500
              Dex Media East LLC
               Gtd.
               12.125%, 11/15/12                      B3            350        415,625
         (3)  Houghton Mifflin Co.
               Sr. Notes
               8.25%, 2/1/11                          B2            300        318,000
              Liberty Group
               Publishing, Inc.
               Debentures
               11.625%, 2/1/09                      Caa2            900        847,125
         (3)  PRIMEDIA, Inc.
               Sr. Notes
               8.00%, 5/15/13                         B3            500        515,000
         (1)  Premier Graphics, Inc.
               Gtd.
               11.50%, 12/1/05                       N/R          2,000              0
                                                                          ------------
              GROUP TOTAL                                                    2,653,250
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RESTAURANTS (1.9%)
              American Restaurant Group,
               Inc.
               Series D, Gtd.
               11.50%, 11/1/06                      Caa2          1,243        863,885

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Buffets, Inc.
               Sr. Sub. Notes
               11.25%, 7/15/10                        B3   $        500   $    497,500
              CKE Restaurants, Inc.
               Gtd.
               9.125%, 5/1/09                       Caa1            350        341,250
              Carrols Corp.
               Gtd.
               9.50%, 12/1/08                         B3            150        146,625
              Denny's Corp.
               Sr. Notes
               11.25%, 1/15/08                      Caa2            500        387,500
              Friendly Ice Cream Corp.
               Gtd.
               10.50%, 12/1/07                        B3            950        976,125
              Morton's Restaurant Group,
               Inc.
               Secured
               7.50%, 7/1/10                          B2            250        215,000
              Romacorp, Inc.
               Gtd.
               12.00%, 7/1/06                       Caa1          1,000        580,000
              Sbarro, Inc.
               Gtd.
               11.00%, 9/15/09                        B3            125        107,500
                                                                          ------------
              GROUP TOTAL                                                    4,115,385
                                                                          ------------
---------------------------------------------------------------------------------------
RETAIL STORES (2.2%)
              Finlay Fine Jewelry Corp.
               Gtd.
               Sr. Notes
               8.375%, 5/1/08                         B1            600        624,000
         (1)  Flooring America, Inc.
               Series B, Gtd.
               9.25%, 10/15/07                       N/R            703             70
              Jostens, Inc.
               Sr. Sub. Notes
               12.75%, 5/1/10                         B3            900      1,066,500
              Michaels Stores, Inc.
               Sr. Notes
               9.25%, 7/1/09                         Ba1            500        562,500
              NBTY, Inc.
               Series B, Sr. Sub. Notes
               8.625%, 9/15/07                        B1            400        414,000
              PEP Boys-Manny Moe & Jack
               Notes
               7.00%, 6/1/05                          B2            800        798,000
              PETCO Animal Supplies, Inc.
               Sr. Sub. Notes
               10.75%, 11/1/11                        B2            400        458,000
         (3)  Rent-Way, Inc.
               Secured
               11.875%, 6/15/10                       B3            500        517,500
              United Auto Group, Inc.
               Gtd.
               9.625%, 3/15/12                        B3            250        268,750
                                                                          ------------
              GROUP TOTAL                                                    4,709,320
                                                                          ------------
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
RETAIL - FOOD & DRUG (1.3%)
         (1)  Dairy Mart Convenience
               Stores, Inc.
               Sr. Sub. Notes
               10.25%, 3/15/04                       N/R   $        826   $    152,810
              Herbalife International, Inc.
               Gtd.
               11.75%, 7/15/10                        B3            500        568,750
              Pantry, Inc.
               Gtd. Sr. Sub. Notes
               10.25%, 10/15/07                       B3            750        776,250
              Stater Brothers
               Holdings, Inc.
               Sr. Notes
               10.75%, 8/15/06                        B2            750        793,125
         (3)  Swift & Co.:
               Sr. Notes
               10.125%, 10/1/09                       B1            250        261,250
               Sr. Sub. Notes
               12.50%, 1/1/10                         B2            300        310,500
                                                                          ------------
              GROUP TOTAL                                                    2,862,685
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SATELLITE (2.3%)
              EchoStar DBS Corp.
               Sr. Notes
               9.125%, 1/15/09                       Ba3            300        336,750
               9.375%, 2/1/09                        Ba3            800        857,000
              Loral Cyberstar, Inc.
               Gtd.
               10.00%, 7/15/06                      Caa1            637        315,315
              PanAmSat Corp.
               Gtd.
               8.50%, 2/1/12                         Ba3            500        543,750
              Pegasus Communications Corp.
               Series B, Sr. Notes
               12.50%, 8/1/07                         Ca          1,000        925,000
              Pegasus Media &
               Communications, Inc.
               Series B, Sr. Sub. Notes
               12.50%, 7/1/05                       Caa3            600        601,500
         (4)  Pegasus Satellite
               Communications, Inc.
               Sr. Discount Notes
               0.00%, 3/1/07                           C            250        210,000
              Plains E&P Co.
               Series B, Gtd.
               8.75%, 7/1/12                          B2            300        322,500
              Star Choice Communications,
               Inc.
               Yankee Sr. Notes
               13.00%, 12/15/05                       B3            700        750,750
                                                                          ------------
              GROUP TOTAL                                                    4,862,565
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SECONDARY OIL & GAS PRODUCERS (4.3%)
              Continental Resources, Inc.
               Gtd. Sr. Sub. Notes
               10.25%, 8/1/08                       Caa1            925        934,250
              Forest Oil Corp.
               Sr. Notes
               8.00%, 6/15/08                        Ba3            900        967,500

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Pemex Project Funding
               Master Trust:
               Gtd.
               8.50%, 2/15/08                       Baa1   $        150   $    175,500
              Series REGS, Gtd.
               7.75%, 8/2/07                        Baa1          1,825      2,313,578
               6.625%, 4/4/10                       Baa1          1,065      1,277,669
              Pogo Producing Co.:
               Series B, Sr. Sub. Notes
               10.375%, 2/15/09                      Ba3            250        273,438
               8.25%, 4/15/11                        Ba3            550        611,875
              Southwest Royalties, Inc.
               Gtd.
               10.50%, 6/30/04                       N/R          1,015      1,015,000
              Vintage Petroleum, Inc.
               Sr. Sub. Notes
               7.875%, 5/15/11                        B1            700        754,250
              Wiser Oil Co.
               Gtd. Sr. Sub. Notes
               9.50%, 5/15/07                       Caa3            800        732,000
                                                                          ------------
              GROUP TOTAL                                                    9,055,060
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SERVICES (3.6%)
              APCOA, Inc.
               Gtd. Sr. Sub. Notes
               9.25%, 3/15/08                       Caa3            377        133,835
         (3)  American Color Graphics Notes
               10.00%, 6/15/10                        B3            800        800,000
              Brand Services, Inc.
               Gtd.
               12.00%, 10/15/12                       B3            600        687,000
              Diamond Triumph Auto
               Glass, Inc.
               Gtd.
               9.25%, 4/1/08                          B3            500        422,500
              Iesi Corp.
               Gtd.
               10.25%, 6/15/12                        B3            500        532,500
              Integrated Electrical
               Services, Inc.
               Series C, Gtd.
               9.375%, 2/1/09                         B2            625        637,500
              Iron Mountain, Inc.:
               Gtd.
               8.625%, 4/1/13                         B2            500        537,500
              7.75%, 1/15/15                          B2            250        265,625
              La Petite Academy, Inc.
               Series B, Gtd.
               10.00%, 5/15/08                        Ca          1,300        786,500
              Muzak LLC/Muzak Finance Corp.:
               Gtd.
               9.875%, 3/15/09                      Caa1            650        620,750
         (3)  Sr. Notes
               10.00%, 2/15/09                        B3            300        315,750
              Salton, Inc.
               Sr. Sub. Notes
               12.25%, 4/15/08                        B2            650        650,000
              United Rentals, Inc.
               Series B, Gtd.
               9.25%, 1/15/09                         B2            750        742,500

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              Xerox Corp.
               Sr. Notes
               7.625%, 6/15/13                        B1   $        500   $    503,125
                                                                          ------------
              GROUP TOTAL                                                    7,635,085
                                                                          ------------
---------------------------------------------------------------------------------------
TECHNOLOGY (1.8%)
         (3)  AMI Semiconductor, Inc.
               Sr. Sub. Notes
               10.75%, 2/1/13                         B3            250        283,750
              Amkor Technology, Inc.:
               Global Sr. Notes
               9.25%, 2/15/08                         B1            350        365,750
         (3)  Sr. Notes
               7.75%, 5/15/13                         B1            500        477,500
              Ampex Corp.
               Secured
               12.00%, 8/15/08                       N/R          1,565        234,692
              DigitalNet Holdings, Inc.
               Sr. Notes
               9.00%, 7/15/10                         B2            250        250,313
              Lucent Technologies, Inc.:
               Notes
               7.25%, 7/15/06                       Caa1            400        381,000
               5.50%, 11/15/08                      Caa1            550        466,125
         (3)  Sanmina-SCI Corp.
               Secured
               10.375%, 1/15/10                      Ba2            900      1,008,000
              Unisys Corp.
               Sr. Notes
               7.875%, 4/1/08                        Ba1            250        259,375
                                                                          ------------
              GROUP TOTAL                                                    3,726,505
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TEXTILE/APPAREL/SHOE MANUFACTURING (1.8%)
         (1)  Advanced Glassfiber Yarns LLC
               Sr. Sub. Notes
               9.875%, 1/15/09                       N/R            150          8,250
              BGF Industries, Inc.
               Series B, Sr. Sub. Notes
               10.25%, 1/15/09                        Ca            250        172,500
              Levi Strauss & Co.
               Notes
               7.00%, 11/1/06                         B3          1,250      1,015,625
              Phillips-Van Heusen Corp.
               Sr. Sub. Notes
               9.50%, 5/1/08                          B3            800        832,000
              Simmons Co.
               Series B, Sr. Sub. Notes
               10.25%, 3/15/09                        B2            650        698,750
              Tropical Sportswear
               International Corp.
               Series A, Gtd.
               11.00%, 6/15/08                        B3            700        724,500
              USI American
               Holdings, Inc.
               Series B, Gtd.
               7.25%, 12/1/06                         B3            393        467,249
                                                                          ------------
              GROUP TOTAL                                                    3,918,874
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
TRANSPORTATION/OTHER (0.4%)
              Sea Containers Ltd.
               Series B, Yankee Sr. Notes
               10.75%, 10/15/06                       B1   $        700   $    640,500
              Ultrapetrol (Bahamas) Ltd.
               First Mortgage Notes
               10.50%, 4/1/08                         B1            150        105,000
                                                                          ------------
              GROUP TOTAL                                                      745,500
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
UTILITIES (1.9%)
              AES Corp.:
               Sr. Notes
               8.00%, 12/31/08                        B3            250        241,250
               9.50%, 6/1/09                          B3             48         48,720
              CMS Energy Corp.:
               Series B, Sr. Notes
               6.75%, 1/15/04                         B3             75         76,125
               Sr. Notes
               7.50%, 1/15/09                         B3            700        695,625
              Calpine Canada
               Energy Finance
               Gtd.
               8.50%, 5/1/08                          B1            317        248,845
              Calpine Corp.
               Sr. Notes
               7.75%, 4/15/09                         B1            800        596,000
              Cogentrix Energy, Inc.
               Series B, Gtd.
               8.75%, 10/15/08                        B1            900        778,500
              Edison Mission Energy
               Sr. Notes
               7.73%, 6/15/09                         B2            250        215,000
              Mirant Americas Generation LLC
               Sr. Notes
               7.625%, 5/1/06                       Caa3            600        465,000
         (3)  Mirant Corp.
               Sr. Notes
               7.40%, 7/15/04                         Ca            300        225,000
         (3)  Reliant Resources, Inc.
               Secured
               9.50%, 7/15/13                         B1            250        253,125
              TNP Enterprises, Inc.
               Series B, Sr. Sub. Notes
               10.25%, 4/1/10                        Ba3            250        251,250
                                                                          ------------
              GROUP TOTAL                                                    4,094,440
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
WIRELESS (5.2%)
         (4)  Alamosa PCS Holdings, Inc.
               Gtd.
               0.00%, 2/15/10                       Caa3            800        468,000
              American Cellular Corp.
               Gtd.
               9.50%, 10/15/09                      Caa3            900        454,500
         (3)  Centennial Cellular Operating
               Co./
               Centennial Communications
               Corp.
               Sr. Notes
               10.125%, 6/15/13                     Caa1            400        398,000

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                               Face
                                                Moody's       Amount          Value
                                                Ratings        (000)       (Note 1-A)
---------------------------------------------------------------------------------------
              iPCS, Inc.
               Sr. Discount Notes
               14.00%, 7/15/10                        Ca   $        250   $     15,000
              IWO Holdings, Inc.
               Gtd.
               14.00%, 1/15/11                        Ca            550        101,750
              Millicom International
               Cellular SA
               Yankee Sr. Discount Notes
               13.50%, 6/1/06                       Caa3          1,000      1,015,000
         (4)  Nextel Communications,
               Inc.
               Sr. Discount Notes
               9.95%, 2/15/08                         B3          2,580      2,709,000
              Nextel Partners, Inc.:
               Sr. Notes
               11.00%, 3/15/10                      Caa1            400        434,000
         (3)   8.125%, 7/1/11                       Caa1            750        751,875
              PTC International
               Finance II SA
               Yankee Gtd.
               11.25%, 12/1/09                       Ba3            750        851,250
              Rogers Cantel, Inc.
               Yankee Sr. Secured Debentures
               9.375%, 6/1/08                        Ba3            350        366,625
              Rural Cellular Corp.
               Sr. Sub. Notes
               9.75%, 1/15/10                       Caa1          1,450      1,290,500
         (4)  Tritel PCS, Inc.
               Gtd.
               0.00%, 5/15/09                       Baa2            325        339,625
         (3)  Triton PCS, Inc.
               Sr. Notes
               8.50%, 6/1/13                          B2            750        810,000
         (4)  U.S. Unwired, Inc.
               Series B, Gtd.
               0.00%, 11/1/09                       Caa2          1,100        456,500
              Western Wireless Corp.
               Sr. Sub. Notes
               10.50%, 2/1/07                       Caa2            600        612,000
                                                                          ------------
              GROUP TOTAL                                                   11,073,625
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $188,939,455)                                                      175,755,052
                                                                          ------------
---------------------------------------------------------------------------------------

                                                 Shares/
                                                  Units
-------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.0%)
-------------------------------------------------------------------------
-----------------
BROADCAST/OUTDOOR (0.4%)
      (5)  Equinix, Inc.                             5,567         43,701
   (3)(5)  Spanish Broadcasting System, Inc.
            Class A                                 93,300        758,529
                                                             ------------
           GROUP TOTAL                                            802,230
                                                             ------------
-------------------------------------------------------------------------
-----------------
CABLE (0.2%)
      (5)  NTL Europe, Inc.                              3              0
                                                 Shares/        Value
                                                  Units       (Note 1-A)
-------------------------------------------------------------------------
      (5)  NTL, Inc.                                10,155   $    346,489
                                                             ------------
           GROUP TOTAL                                            346,489
                                                             ------------
-------------------------------------------------------------------------
-----------------
CAPITAL GOODS (0.1%)
      (5)  Terex Corp.                               5,043         98,439
                                                             ------------
-------------------------------------------------------------------------
-----------------
CONTAINERS (0.0%)
   (2)(5)  Indesco International, Inc.              20,689         98,273
                                                             ------------
-------------------------------------------------------------------------
-----------------
FINANCE (0.0%)
(2)(5)(6)  Westfed Holdings, Inc.
            Class B (acquired 9/20/88, cost
            $510)                                   16,893            169
                                                             ------------
-------------------------------------------------------------------------
-----------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.0%)
   (3)(5)  Specialty Foods Corp.                    52,500            525
                                                             ------------
-------------------------------------------------------------------------
-----------------
INDUSTRIAL/OTHER (0.1%)
   (2)(5)  Doskocil Manufacturing Co.               36,000        126,000
   (2)(5)  First Wave Marine, Inc.                   2,105         13,156
                                                             ------------
           GROUP TOTAL                                            139,156
                                                             ------------
-------------------------------------------------------------------------
-----------------
LODGING (0.0%)
      (5)  Motels of America, Inc.                     750          3,000
                                                             ------------
-------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (5)  Sheffield Steel Corp.                     8,750             88
                                                             ------------
-------------------------------------------------------------------------
-----------------
RETAIL STORES (0.0%)
   (2)(5)  Safelite Glass Corp
            Class B                                 18,064            903
   (2)(5)  Safelite Realty Corp.                     1,219             12
                                                             ------------
           GROUP TOTAL                                                915
                                                             ------------
-------------------------------------------------------------------------
-----------------
RETAIL - FOOD & DRUG (0.0%)
      (2)  Archibald Candy Corp.                     2,030         50,750
                                                             ------------
-------------------------------------------------------------------------
-----------------
SECONDARY OIL & GAS PRODUCERS (0.1%)
   (2)(5)  Southwest Royalties, Inc.
            Class A                                 16,736        253,210
                                                             ------------
-------------------------------------------------------------------------
-----------------
SERVICES (0.0%)
   (3)(5)  Mail Well, Inc.                          31,958         80,534
                                                             ------------
-------------------------------------------------------------------------
-----------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.1%)
   (2)(5)  HCI Direct, Inc.
            Class A                                 18,578         92,890
      (5)  Safety Components
            International, Inc.                     26,759        215,410
                                                             ------------
           GROUP TOTAL                                            308,300
                                                             ------------
-------------------------------------------------------------------------
-----------------
WIRELESS (0.0%)
   (3)(5)  OpTel, Inc.                                 750              8
                                                             ------------
-------------------------------------------------------------------------
-------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $4,673,768)                                             2,182,086
                                                             ------------
-------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

---------

JUNE 30, 2003

                                                 Shares/        Value
                                                  Units       (Note 1-A)
-------------------------------------------------------------------------
PREFERRED STOCKS (0.2%)
-------------------------------------------------------------------------
-----------------
CABLE (0.0%)
      (5)  Adelphia Communications Corp.
            13% Cum. Exchangeable Series B           7,500   $      3,750
      (5)  DIVA Systems Corp.
            Series D                                56,913            569
      (5)  NTL Europe, Inc.
            10%, Series A                                9             18
                                                             ------------
           GROUP TOTAL                                              4,337
                                                             ------------
-------------------------------------------------------------------------
-----------------
FINANCE (0.0%)
(2)(5)(6)  Westfed Holdings, Inc.
            Class A (acquired 9/20/88-6/18/93,
            cost $4,815,472)                        57,005         14,251
                                                             ------------
-------------------------------------------------------------------------
-----------------
RESTAURANTS (0.0%)
   (5)(7)  AmeriKing, Inc.
            13% Cum. Exchangeable                   40,375            404
                                                             ------------
-------------------------------------------------------------------------
-----------------
SATELLITE (0.0%)
   (5)(7)  DigitalGlobe, Inc.
            8.50%, Series C                         68,257         68,257
                                                             ------------
-------------------------------------------------------------------------
-----------------
WIRELESS (0.2%)
   (5)(7)  Rural Cellular Corp.
            11.375% Sr. Exchangeable                   426        269,445
                                                             ------------
-------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $7,183,086)                                               356,694
                                                             ------------
-------------------------------------------------------------------------
-----------------
WARRANTS (0.0%)
-------------------------------------------------------------------------
      (5)  Arcadia Financial Ltd.
            expiring 3/15/07                           475              5
   (2)(5)  Carrier1 International S.A.
            expiring 2/19/09                           300              0
      (5)  Crown Packaging Holdings Ltd.
            expiring 11/1/03                         3,000             30
   (3)(5)  Dayton Superior Corp.
            expiring 6/15/09                         1,250             13
   (3)(5)  Decrane Aircraft Holdings
            expiring 9/30/08                           800              8
   (3)(5)  DIVA Systems Corp.:
            expiring 5/15/06                         2,315             23
            expiring 3/1/08                         11,655            117
      (5)  Loral Space & Communications
            expiring 12/27/06                        6,290             63
      (5)  Mikohn Gaming Corp.
            expiring 8/15/08                         3,000             30
      (5)  NTL, Inc.
            expiring 1/13/11                             4              5
      (5)  Pegasus Communications Corp.
            expiring 1/1/07                            250              3
   (3)(5)  Pliant Corp.
            expiring 6/1/10                            747            747
   (2)(5)  Safelite Glass Corp.:
            Class A
            expiring 9/29/06                        44,271            443
            Class B
            expiring 9/29/07                        29,514            295
                                                 Shares/        Value
                                                  Units       (Note 1-A)
-------------------------------------------------------------------------
      (5)  Star Choice Communications, Inc.
            expiring 12/5/05                        16,212         47,862
      (5)  Windsor Woodmont Black Hawk
            expiring 3/15/10                           100   $          0
-------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $91,211)                                                   49,644
                                                             ------------
-------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $200,887,520)                                         178,343,476
                                                             ------------
-------------------------------------------------------------------------

                                                    Face
                                     Moody's       Amount
                                     Ratings       (000)
--------------------------------------------------------------------------
FOREIGN SECURITIES (11.9%)
--------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (0.6%)
--------------------------------------------------------------------------
-----------------
MALAYSIA (0.0%)
   (3)  Petronas Capital, Ltd.
         Gtd.
         7.00%, 5/22/12               Baa1        USD   $50         57,957
                                                              ------------
--------------------------------------------------------------------------
-----------------
MEXICO (0.6%)
        Telefonos de Mexico SA de
         CV
         Sr. Notes
         8.25%, 1/26/06                 A3        USD 1,130      1,271,250
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $1,302,133)                                              1,329,207
                                                              ------------
--------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (11.3%)
--------------------------------------------------------------------------
-----------------
ARGENTINA (0.0%)
   (8)  Bocon PRO1
         Bonds
         2.67%, 4/1/07                  Ca        ARP   152          4,684
                                                              ------------
--------------------------------------------------------------------------
-----------------
BELIZE (0.4%)
        Government of Belize
         Global Bonds
         9.50%, 8/15/12                Ba3        USD   815        826,710
                                                              ------------
--------------------------------------------------------------------------
-----------------
BRAZIL (1.3%)
        Federal Republic of
         Brazil:
         Series 20YR, Bonds
         8.00%, 4/15/14                 B2        USD   616        540,885
        Series 30yr,
         Collateralized
         2.125%, 4/15/24                B2        USD 3,000      2,247,804
                                                              ------------
        GROUP TOTAL                                              2,788,689
                                                              ------------
--------------------------------------------------------------------------
-----------------
COLOMBIA (0.4%)
        Republic of Columbia
         Unsubordinated
         7.625%, 2/15/07               Ba2        USD   830        892,250
                                                              ------------
--------------------------------------------------------------------------
-----------------
COSTA RICA (0.1%)
        Republic of Costa Rica
         Series REGS, Notes
         9.335%, 5/15/09               Ba1        USD   160        186,056
                                                              ------------
--------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)

---------

JUNE 30, 2003

                                                    Face
                                     Moody's       Amount        Value
                                     Ratings       (000)       (Note 1-A)
--------------------------------------------------------------------------
GRENADA (0.3%)
        Government of Grenada
         Series REGS,
         Unsubordinated
         9.375%, 6/30/12               N/R        USD  $660   $    675,609
                                                              ------------
--------------------------------------------------------------------------
-----------------
MEXICO (1.2%)
        United Mexican States:
         Bonds
         8.25%, 2/24/09               Baa2        USD 1,046      1,379,267
         Global Notes
         8.375%, 1/14/11              Baa2        USD 1,000      1,200,500
                                                              ------------
        GROUP TOTAL                                              2,579,767
                                                              ------------
--------------------------------------------------------------------------
-----------------
MOROCCO (0.2%)
        Kingdom of Morocco
         Series A,
         Foreign Government Gtd.
         2.5625%, 1/1/09               Ba1        USD   443        425,353
                                                              ------------
--------------------------------------------------------------------------
-----------------
PANAMA (0.5%)
        Republic of Panama:
         Bonds
         2.75%, 7/17/16                Ba1        USD   412        333,499
         Global Notes
         8.25%, 4/22/08                Ba1        USD   600        664,500
                                                              ------------
        GROUP TOTAL                                                997,999
                                                              ------------
--------------------------------------------------------------------------
-----------------
PERU (0.5%)
        Republic of Peru:
         Global Notes
         9.125%, 1/15/08               Ba3        USD   755        821,062
         Series 20yr,
         Collateralized
         4.50%, 3/7/17                 Ba3        USD   450        345,166
                                                              ------------
        GROUP TOTAL                                              1,166,228
                                                              ------------
--------------------------------------------------------------------------
-----------------
PHILIPPINES (0.4%)
        Republic of Philippines
         Global Bonds
         8.875%, 4/15/08               Ba1        USD   810        893,025
                                                              ------------
--------------------------------------------------------------------------
-----------------
RUSSIA (3.7%)
        Ministry Finance of
         Russia
         Series VI, Debentures
         3.00%, 5/14/06                Ba3        USD 1,340      1,308,925
        Russian Federation:
         Series REGS,
         Unsubordinated
         8.25%, 3/31/10                Ba3        USD 2,625      3,039,886
         5.00%, 3/31/30                Ba2        USD 2,495      2,426,387
   (3)   Unsubordinated
         11.00%, 7/24/18               Ba2        USD   785      1,120,588
                                                              ------------
        GROUP TOTAL                                              7,895,786
                                                              ------------
--------------------------------------------------------------------------
-----------------
                                                    Face
                                     Moody's       Amount        Value
                                     Ratings       (000)       (Note 1-A)
--------------------------------------------------------------------------
UKRAINE (0.8%)
        Ukraine Government
         Sr. Notes
         11.00%, 3/15/07                B2        USD 1,471      1,619,040
                                                              ------------
--------------------------------------------------------------------------
URUGUAY (0.3%)
        Republic of Uruguay:
         Notes
         7.25%, 2/15/11                 B3        USD  $510   $    409,275
         7.50%, 3/15/15                 B3        USD   340        266,050
                                                              ------------
        GROUP TOTAL                                                675,325
                                                              ------------
--------------------------------------------------------------------------
-----------------
VENEZUELA (1.2%)
        Republic of Venezuela:
         Bonds
         9.25%, 9/15/27               Caa1        USD 1,815      1,345,369
         Series DL, Bonds
         1.875%, 12/18/07              N/R        USD 1,393      1,108,398
                                                              ------------
        GROUP TOTAL                                              2,453,767
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $22,385,056)                                            24,080,288
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $23,687,189)                                            25,409,495
                                                              ------------
--------------------------------------------------------------------------
-----------------
TIME DEPOSITS (0.9%)
        Citibank (Nassau)
         0.36%, 7/1/03
         (Cost $1,911,000)                                       1,911,000
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (96.6%)
  (Cost $226,485,709)                                          205,663,971
                                                              ------------
--------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF LIABILITIES (3.4%)
                                                                 7,230,581
                                                              ------------
--------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
        Applicable to 49,895,588 issued and outstanding
         $.001 par value shares (authorized 100,000,000
         shares)                                              $212,894,552
                                                              ============
==========================================================================

N/R--Not Rated
ARP--Argentine Peso
(1)  Defaulted security.
(2) Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.
(3) 144A Security. Certain conditions for public sale may exist. Total market value of 144A securities owned at June 30, 2003 was $23,108,149 or 10.85% of net assets.
(4) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(5)  Non-income producing security.
(6) Restricted as to private and public resale. Total cost of restricted securities at June 30, 2003 aggregated $4,815,982. Total market value of restricted securities owned at June 30, 2003 was $14,420 or 0.01% of net assets.
(7)  Payment-in-kind preferred stocks. Market value includes accrued dividend.
(8) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at June 30, 2003.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
                                                                                     June 30, 2003
                                                                                       (unaudited)
--------------------------------------------------------------------------------------------------
ASSETS:
    Investments at Value
      (Cost $226,485,709) (Note 1-A)............................................      $205,663,971
    Receivables:
      Receivables for Investments Sold..........................................         4,670,261
      Dividend and Interest Receivable (Note 1-B)...............................         5,113,585
    Other Assets................................................................            30,773
--------------------------------------------------------------------------------------------------
        Total Assets............................................................       215,478,590
--------------------------------------------------------------------------------------------------
LIABILITIES:
      Investments Purchased.....................................................         2,032,722
      Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
       (Note 1-H)...............................................................            88,850
      Investment Advisory Fees (Note 2).........................................           259,045
      Shareholders' Reports.....................................................           122,489
      Shareholders' Servicing Fees..............................................            30,690
      Custodian Fees............................................................            24,161
      Administrative Fees (Note 2)..............................................            19,756
      Audit Fees................................................................             4,952
      Directors' Fees...........................................................             1,373
--------------------------------------------------------------------------------------------------
        Total Liabilities.......................................................         2,584,038
--------------------------------------------------------------------------------------------------
NET ASSETS......................................................................      $212,894,552
                                                                                  ================
NET ASSETS CONSIST OF:
    Capital Shares at $.001 Par Value...........................................       $    49,896
    Capital Paid in Excess of Par Value.........................................       394,632,167
    Distributions in Excess of Net Investment Income............................        (5,514,692)
    Accumulated Net Realized Loss on Investments................................      (155,242,909)
    Unrealized Depreciation on Investments, Foreign Currency Contracts and
     Translations...............................................................       (21,029,910)
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 49,895,588 ISSUED AND OUTSTANDING SHARES (AUTHORIZED
  100,000,000 SHARES)...........................................................      $212,894,552
                                                                                  ================
NET ASSET VALUE PER SHARE.......................................................       $      4.27
==================================================================================================

STATEMENT OF OPERATIONS
                                                                                  Six Months Ended
                                                                                     June 30, 2003
                                                                                       (unaudited)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest (Net of foreign taxes withheld of $5,022) (Note 1-B)...............       $10,446,611
    Dividends (Note 1-B)........................................................            30,621
--------------------------------------------------------------------------------------------------
      Total Income..............................................................        10,477,232
--------------------------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (Note 2)...........................................           501,724
    Shareholders' Reports.......................................................            59,507
    Custodian Fees..............................................................            55,044
    Administrative Fees (Note 2)................................................            50,181
    Shareholders' Servicing Fees................................................            38,680
    Directors' Fees and Expenses................................................            26,283
    NYSE Fees...................................................................            18,436
    Legal Fees..................................................................            17,356
    Audit Fees..................................................................            15,590
    Miscellaneous...............................................................            15,031
--------------------------------------------------------------------------------------------------
      Total Expenses............................................................           797,832
--------------------------------------------------------------------------------------------------
        Net Investment Income...................................................         9,679,400
--------------------------------------------------------------------------------------------------
Net Realized Loss on Investments and Foreign Currency (Note 1-B)................        (3,311,137)
--------------------------------------------------------------------------------------------------
Change in Unrealized Appreciation on Investments, Foreign Currency Contracts and
  Translations..................................................................        22,664,209
--------------------------------------------------------------------------------------------------
Net Realized Loss and Change in Unrealized Appreciation.........................        19,353,072
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................       $29,032,472
==================================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                  Six Months Ended
                                                                                     June 30, 2003         Year Ended
                                                                                       (unaudited)  December 31,2002
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income.......................................................       $ 9,679,400       $ 21,151,823
    Net Realized Loss on Investments, Foreign Currency and Futures Contracts....        (3,311,137)       (56,450,987)
    Change in Unrealized Appreciation of Investments, Foreign Currency Contracts
     and Translations...........................................................        22,664,209         28,662,276
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................        29,032,472         (6,636,888)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income.......................................................       (11,226,533)       (30,897,405)
    Return of Capital...........................................................                --         (4,029,507)
---------------------------------------------------------------------------------------------------------------------
      Total Distributions.......................................................       (11,226,533)       (34,926,912)
---------------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) in Net Assets                                           17,805,939        (41,563,800)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Period.........................................................       195,088,613        236,652,413
---------------------------------------------------------------------------------------------------------------------
    End of Period (Including distributions in excess of net investment income of
     ($5,514,692) and ($3,967,559), respectively.)..............................      $212,894,552       $195,088,613
=====================================================================================================================

FINANCIAL HIGHLIGHTS
                                         Six Months
                                              Ended                           Year Ended December 31,
PER SHARE OPERATING                   JUNE 30, 2003    ---------------------------------------------------------------------
PERFORMANCE:                            (UNAUDITED)        2002     2001(2)         2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................        $3.91          $4.74       $5.70        $7.34       $7.77       $8.44       $8.12
----------------------------------------------------------------------------------------------------------------------------
    Offering Costs.................           --             --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
Investment Activities:
    Net Investment Income..........         0.19           0.42        0.61+        0.67        0.75        0.71        0.69
    Net Realized and Unrealized
     Gain (Loss) on Investments and
     Futures Contracts.............         0.40          (0.55)      (0.85)       (1.55)      (0.46)      (0.66)       0.39
----------------------------------------------------------------------------------------------------------------------------
      Total from Investment
       Activities..................         0.59          (0.13)      (0.24)       (0.88)       0.29        0.05        1.08
----------------------------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income..........        (0.23)         (0.62)      (0.72)       (0.76)      (0.72)      (0.72)      (0.76)
    Return of Capital..............           --          (0.08)         --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
      Total Distributions..........        (0.23)         (0.70)      (0.72)       (0.76)      (0.72)      (0.72)      (0.76)
----------------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to
 Shares Issued through Rights
 Offering..........................           --             --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....        $4.27          $3.91       $4.74        $5.70       $7.34       $7.77       $8.44
============================================================================================================================
PER SHARE MARKET VALUE, END OF
 PERIOD............................        $4.57          $3.88       $4.98        $5.56       $6.06       $7.56       $8.75
============================================================================================================================
TOTAL INVESMENT RETURN:
    Net Asset Value(1).............        14.78%         (5.26)%     (6.04)%     (12.37)%      4.50%       0.47%      14.03%
    Market Value...................        23.80%        (10.52)%      1.15%        3.55%     (11.32)%     (5.68)%     25.90%
============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
============================================================================================================================
Net Assets, End of Period
 (Thousands).......................     $212,895       $195,089    $236,652     $197,817    $254,857    $269,507    $291,959
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net
 Assets Including Expense
 Offsets...........................         0.80%**        0.79%       1.07%        0.78%       0.78%       0.81%       0.84%
Ratio of Expenses to Average Net
 Assets............................         0.80%**        0.79%       1.07%        0.78%       0.78%       0.81%       0.84%
Ratio of Net Investment Income to
 Average Net Assets................         9.65%**        9.93%      11.66%       10.10%       9.90%       8.59%       8.47%
Portfolio Turnover Rate............        44.02%          61.1%       50.1%(3)      39.1%      43.5%       84.7%       97.7%
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                 Year Ended December 31,
PER SHARE OPERATING                  -----------------------------------------------
PERFORMANCE:                             1996    1995SECTION        1994        1993
-----------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................     $8.63        $8.05         $9.00       $8.42
-----------------------------------
    Offering Costs.................     (0.02)          --            --          --
-----------------------------------
Investment Activities:
    Net Investment Income..........      0.75         0.86          0.83        0.91
    Net Realized and Unrealized
     Gain (Loss) on Investments and
     Futures Contracts.............      0.18         0.48         (1.06)       0.57
-----------------------------------
      Total from Investment
       Activities..................      0.93         1.34         (0.23)       1.48
-----------------------------------
Distributions:
    Net Investment Income..........     (0.90)       (0.76)        (0.72)      (0.90)
    Return of Capital..............        --           --            --          --
-----------------------------------
      Total Distributions..........     (0.90)       (0.76)        (0.72)      (0.90)
-----------------------------------
Decrease in Net Asset Value due to
 Shares Issued through Rights
 Offering..........................     (0.52)          --            --          --
-----------------------------------
NET ASSET VALUE, END OF PERIOD.....     $8.12        $8.63         $8.05       $9.00
===================================
PER SHARE MARKET VALUE, END OF
 PERIOD............................     $7.63        $7.88         $7.00       $8.50
===================================
TOTAL INVESMENT RETURN:
    Net Asset Value(1).............     10.59%*      17.41%        (2.67)%     18.47%
    Market Value...................     10.05%*      24.34%        (9.48)%     12.46%
===================================
RATIOS AND SUPPLEMENTAL DATA:
===================================
Net Assets, End of Period
 (Thousands).......................  $280,634     $210,441      $196,379    $219,355
-----------------------------------
Ratio of Expenses to Average Net
 Assets Including Expense
 Offsets...........................      0.94%        0.92%         0.83%       0.88%
Ratio of Expenses to Average Net
 Assets............................      0.95%        0.92%         0.83%       0.88%
Ratio of Net Investment Income to
 Average Net Assets................      9.23%       10.22%         9.75%      10.34%
Portfolio Turnover Rate............      81.0%        44.1%         70.6%      117.5%
-----------------------------------

Section Credit Suisse Asset Management, LLC, formerly known as BEA
        Associates replaced CS First Boston Investment Management as the Fund's investment adviser effective June 13, 1995.
      * Adjusted for Rights Offering.
     ** Annualized.
      + Calculated using the average share method.
    (1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each year, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.
    (2) As required, effective January 1, 2001 the Fund has adopted provisions of AICPA Audit and Accounting Guide for Investment Companies and has begun amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share by $0.004 and an increase to net realized and unrealized gains and losses per share by $0.004 and a decrease to the net ratio of net investment income to average net assets from 11.73% to 11.66%. Per share ratios and supplemental data for prior years have not been restated to reflect this change.
    (3) Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income
        Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio Turnover calculation.
        Note: Current Year permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund's investment objective is to seek current income through investment primarily in debt securities.

On May 14, 2001, the Fund acquired substantially all of the assets and assumed the liabilities of Credit Suisse Asset Management Strategic Global Income
Fund, Inc. ("CGF"). Pursuant to the terms of the agreement governing the acquisition, the CGF shareholders, for each share of common stock of CGF held, became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the Fund and CGF as of May 11, 2001 ($5.49 and $6.96, respectively), the conversion ratio was 1.2681 shares of the Fund for each share of CGF. Cash was paid in lieu of fractional shares. Net assets of the Fund and CGF as of the acquisition date were $190,522,544 and $83,383,448, including unrealized depreciation of $71,252,968 and $16,668,823, respectively. Total net assets immediately after the acquisition were $273,905,992. Based upon the opinion of Fund counsel, the acquisition qualified as a tax-free reorganization for Federal income tax purposes, with no gain or loss recognized by the Fund, CGF or their shareholders.

A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the exchange is open for business. Debt securities with a remaining maturity greater then 60 days are valued on the basis of broker quotations or in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation ("Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.

The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excluding Rule 144A securities). These securities are valued pursuant to the valuation procedures noted above.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective yield method. Dividends are recorded on the ex-dividend date. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Discount or premium on mortgage backed securities are recorded upon receipt of principal payments on the underlying mortgage pools.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

E) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect wholly-owned subsidiary of Credit Suisse Group, sweeps available cash into overnight offshore time deposits either with Brown Brothers Harriman & Co. ("BBH&Co.") Grand Cayman branch the Fund's custodian, or with other client approved, and highly-rated banks. The short-term time deposit is a variable rate account classified as a short-term investment.

F) DELAYED DELIVERY COMMITMENTS -- The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

------------

G) FUTURES CONTRACTS -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contracts may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2003, the Fund had no open futures contracts.

H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, or an offsetting position is entered into. At June 30, 2003, the Fund had the following open forward foreign currency contracts:

                     FORWARD
                     FOREIGN                                     FOREIGN
                    CURRENCY                     EXPIRATION   CURRENCY TO BE    CONTRACT     CONTRACT    UNREALIZED
                    CONTRACTS                       DATE     PURCHASED/(SOLD)    AMOUNT        VALUE     GAIN/(LOSS)
  ---------------------------------------------  ----------  ----------------  -----------  -----------  -----------
  European Economic Unit                          8/07/03          250,000     $   291,725  $   287,251   $ (4,474)
  European Economic Unit                          8/07/03       (3,500,000)     (3,931,515)  (4,022,620)   (91,105)
  European Economic Unit                          9/29/03       (1,252,000)     (1,443,556)  (1,436,827)     6,729
                                                                               -----------  -----------   --------
                                                                               $(5,083,346) $(5,172,196)  $(88,850)
                                                                               ===========  ===========   ========

I) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

Investments in foreign securities may be exposed to risks not typically associated with investments in the United States. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at a computed weekly and paid quarterly rate as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets.

For the six months ended June 30, 2003, CSAM earned investment advisory fees of $501,724.

BBH&Co., provides administrative and custodial services to the Fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets.

For the six months ended June 30, 2003, BBH&Co. earned administrative service fees (including out-of-pocket expenses) of $50,181.

Fleet National Bank provides transfer agent services to the Fund. Under the Transfer Agent Agreement, Fleet National Bank is paid a fee based on the number of accounts in the Fund per year. In addition, the Fund is charged certain out-of-pocket expenses by Fleet National Bank.

Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $17,878 for its services to the Fund.

NOTE 3. LINE OF CREDIT

The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $100 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JUNE 30, 2003 (UNAUDITED)

------------

Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2003 and during the six months ended
June 30, 2003, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2003 purchases and sales of investment securities (excluding short-term investments) aggregated $86,027,264 and $85,914,370 respectively.

At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation (depreciation) (based on cost for federal income tax purposes) were $226,485,709, $14,738,364, $(35,560,102) and $(20,821,738),
respectively.

NOTE 5. OTHER

The Fund issued to its shareholders of record as of the close of business on September 27, 1996 transferable Rights to subscribe for up to an aggregate of 10,160,570 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $7.15 per share. During October 1996, the Fund issued a total of 10,160,570 shares of Common Stock on exercise of such Rights. Rights' offering costs of $550,000 were charged directly against the proceeds of the Offering.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
JUNE 30, 2003 (UNAUDITED)

------------

DESCRIPTION OF INVESTLINK -SM- PROGRAM

The InvestLink -SM- Program is sponsored and administered by Fleet National Bank, not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). Fleet National Bank will act as program administrator (the "Program Administrator") of the InvestLink -SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

Fleet National Bank, as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
JUNE 30, 2003 (UNAUDITED)

------------

participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.

While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors
(888) 697-8026. Current Shareholders (800) 730-6001. All correspondence regarding the Program should be directed to: Fleet National Bank, InvestLink Program, P.O. 43010, Providence, RI 02940-3010.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
JUNE 30, 2003 (UNAUDITED)

------------

GENERAL INFORMATION

The Fund is organized as a Maryland corporation. On July 27, 2001 the Fund's Board of Directors adopted Articles Supplementary to the Fund's Articles of Incorporation that are consistent with Title 3, Subtitle 8 of Maryland's General Corporate Law ("MGCL"). The Articles Supplementary provide that: (1) the Board be divided into three classes with staggered terms that expire at the 2003, 2004, and 2005 annual meetings, respectively: Class I -- consisting of two current directors, James S. Pasman, Jr. and William W. Priest, Jr.,
Class II -- consisting of one current director, Lawrence J. Fox, and Class
III -- consisting of one current director, Enrique R. Arzac; (2) Directors may only be removed for cause by a two-thirds vote of shareholders; and (3) the Directors can set the numbers of Directors and fill Board vacancies for the remainder of the class term (whether or not the term extends beyond the next annual meeting of shareholders). In addition, the Board adopted corresponding amendments to the Fund's By-Laws. This modification was made to more closely align the Fund's corporate governance structure with that of Credit Suisse High Yield Bond Fund, another closed-end registered investment management company whose Board of Trustees comprises substantially the same individuals who serve as Directors of the Fund. The Fund's Articles and By-Laws are on file with the SEC and are accessible through the SEC's website (www.sec.gov) or may be obtained from the Secretary of the Fund upon request.

AMENDMENT TO THE AMENDED AND RESTATED BYLAWS OF CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

Pursuant to a resolution duly adopted by the directors of Credit Suisse Asset Management Income Fund, Inc. (the "Fund") at a meeting of the Board of Directors of the Fund duly held on February 12, 2003, ARTICLE I, SECTION 2 of the Fund's Amended and Restated Bylaws was amended by adding the following sentence at the end thereof.

"Notwithstanding the foregoing, the 2003 annual meeting of the Stockholders of the Company shall be held at such place as the Board of Directors shall select on such date as the Board of Directors may fix by resolution, provided that the meeting shall be held no later than the 30th of September 2003."

Dated: February 12, 2003

 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the CSAM Income Fund, Inc. may from time to time purchase up to 10% of its capital stock in the open market.

PRIVACY POLICY NOTICE

---------

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

    In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

    We may collect nonpublic information about you from the following sources:

    - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

    - Information about your transactions with us, our affiliates, or others.

    We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

    We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

    NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 31, 2003.

    4946-SAR-03

ITEM 2. CODE OF ETHICS. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

        (a)(1) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

        (a)(2) The certifications of the Registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

        (b) The certifications of the Registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Asset Management Income Fund, Inc.

                  /s/ Joseph D. Gallagher
                  --------------------------------------------------------------
                  Name: Joseph D. Gallagher
                  Title: Chief Executive Officer
                  Date: September 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Joseph D. Gallagher
                  --------------------------------------------------------------
                  Name: Joseph D. Gallagher
                  Title: Chief Executive Officer
                  Date: September 2, 2003

                  /s/ Michael A. Pignataro
                  --------------------------------------------------------------
                  Name: Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date: September 2, 2003